VARIABLE INTEREST ENTITIES AND OTHER INVESTMENTS IN SIGNIFICANT AFFILIATES, Other Significant Affiliates - Unconsoildated Tables (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2020	Oct. 31, 2019	Mar. 31, 2019	Mar. 31, 2018	Jul. 24, 2019
Variable Interest Entities and Other Investments in Significant Affiliates [Abstract]
Equity method investment, ownership percentage					58.22%
Investment in unconsolidated affiliates	$ 110,058		$ 118,203
Earnings, net of losses, from entities accounted for under the equity method	4,294	$ 6,589	1,799	$ 16,181
Earnings from unconsolidated affiliates, net of losses	7,262	6,589	4,317	18,699
Proceeds from Equity Method Investment, Distribution	0	200	200	400
Equity Method Investment, Summarized Financial Information [Abstract]
Current assets	144,603		152,438
Non-current assets	254,807		274,401
Total assets	399,410		426,839
Current liabilities	97,689		106,658
Non-current liabilities	141,936		160,082
Equity	159,785		160,099
Total liabilities and equity	399,410		426,839
Revenue	37,303	158,823	254,617	298,731
Gross profit	8,153	13,034	47,894	46,717
Net income	$ 2,989	5,684	$ (7,115)	13,285
Petroleum Air Services
Variable Interest Entities and Other Investments in Significant Affiliates [Abstract]
Equity method investment, ownership percentage	25.00%		25.00%
Investment in unconsolidated affiliates	$ 33,000		$ 6,286
Business acquisition, percentage of voting interests acquired	25.00%		20.00%
Dividends from entities accounted for under the cost method	$ 2,968	0	$ 2,518	2,518
Cougar
Variable Interest Entities and Other Investments in Significant Affiliates [Abstract]
Equity method investment, ownership percentage	40.00%		40.00%
Investment in unconsolidated affiliates	$ 54,483		$ 58,047
Business acquisition, percentage of voting interests acquired	25.00%
Earnings, net of losses, from entities accounted for under the equity method	$ 3,593	6,538	$ 4,100	9,084
Lider
Variable Interest Entities and Other Investments in Significant Affiliates [Abstract]
Equity method investment, ownership percentage	41.90%		41.90%
Investment in unconsolidated affiliates	$ 22,000		$ 50,784
Business acquisition, percentage of voting interests acquired	20.00%
Earnings, net of losses, from entities accounted for under the equity method	$ 453	(438)	(2,059)	7,179
Other Unconsolidated Significant Affiliates
Variable Interest Entities and Other Investments in Significant Affiliates [Abstract]
Investment in unconsolidated affiliates	575		3,086
Earnings, net of losses, from entities accounted for under the equity method	$ 248	$ 489	$ (242)	$ (82)